Investment in equity investees- General (Details) $ in Millions	12 Months Ended
	Mar. 31, 2017 USD ($)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2015 CNY (¥)
Cost method
Balance at beginning of period		¥ 33,264,000,000	¥ 15,673,000,000
Additions		8,860,000,000	19,764,000,000
Less: disposals and transfers		(6,275,000,000)	(2,150,000,000)
Less: impairment loss		(2,125,000,000)	(902,000,000)	¥ (419,000,000)
Foreign currency translation adjustments		1,680,000,000	879,000,000
Balance at end of period		35,404,000,000	33,264,000,000	15,673,000,000
Equity method
Balance at beginning of period		58,197,000,000	18,204,000,000
Additions		35,154,000,000	41,968,000,000
Share of results, other comprehensive income and other reserves		(2,074,000,000)	(1,296,000,000)
Less: disposals and transfers		(6,215,000,000)	(751,000,000)
Less: impairment loss		(245,000,000)	0	(438,000,000)
Foreign currency translation adjustments		147,000,000	72,000,000
Balance at end of period		84,964,000,000	58,197,000,000	18,204,000,000
Total, cost and equity methods
Balance at beginning of period		91,461,000,000	33,877,000,000
Additions		44,014,000,000	61,732,000,000
Share of results, other comprehensive income and other reserves		(2,074,000,000)	(1,296,000,000)
Less: disposals and transfers		(12,490,000,000)	(2,901,000,000)
Less: impairment loss		(2,370,000,000)	(902,000,000)
Foreign currency translation adjustments		1,827,000,000	951,000,000
Balance at end of period	$ 17,487	¥ 120,368,000,000	91,461,000,000	¥ 33,877,000,000
Equity investee partial disposed
Total, cost and equity methods
Gain arising from disposal of investment			¥ 3,078,000,000